Restatement	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Notes to Financial Statements
Note 3 - Restatement

The Company is restated its December 31, 2015 financial statements and is restating the interim financial statements for the three months ended March 31, 2016, the six months ended June 30, 2016 and nine months ended September 30, 2016 in order to account for embedded derivatives within the Redwood Notes, rather than beneficial conversion feature discounts. The financial statements will be restated prospectively during 2017.

The Company determined that it had not properly recognized embedded derivative liabilities within the Redwood Notes that originated on various dates between December 28, 2015 and May 27, 2016. The Company has recognized a derivative liability in lieu of the previously recognized beneficial conversion feature and the related change in derivative liabilities and amortization of the debt discount expenses have been adjusted to correct this error.

The following adjustments were made to the June 30, 2016 Restated Balance Sheet:

PREMIER BIOMEDICAL, INC.
BALANCE SHEET

	As Originally
	Reported		As Restated
	June 30,		June 30,
	2016	Adjustments	2016
ASSETS

Current assets:
Cash	$38,588	$-	$38,588
Prepaid expenses	11,545	-	11,545
Total current assets	50,133	-	50,133

Property and equipment, net	6,157	-	6,157

Total assets	$56,290	$-	$56,290

LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)

Current liabilities:
Accounts payable	$143,703	$-	$143,703
Accounts payable, related parties	51,298	-	51,298
Accrued interest	22,079	-	22,079
Accrued interest, related parties	2,370	-	2,370
Judgment payable	340,647	-	340,647
Convertible notes payable, net of discounts of $334,869	210,548	(27,283)	183,265
Notes payable, related parties	30,000	-	30,000
Derivative liabilities	-	507,352	507,352
Total current liabilities	800,645	480,069	1,280,714

Total liabilities	800,645	480,069	1,280,714

Commitments and contingencies	-	-	-

Stockholders' equity (deficit):
Preferred stock, $0.001 par value, 10,000,000 shares authorized, 2,000,000 shares issued and outstanding	2,000	-	2,000
Common stock, $0.00001 par value, 1,000,000,000 shares authorized, 125,714,852 shares issued and outstanding	1,257	-	1,257
Additional paid in capital	11,167,420	(383,637)	10,783,783
Accumulated deficit	(11,915,032)	(96,432)	(12,011,464)
Total stockholders' equity (deficit)	(744,355)	(480,069)	(1,224,424)

Total liabilities and stockholders' equity (deficit)	$56,290	$-	$56,290

The following adjustments were made to the Six Months Ended June 30, 2016 Restated Statement of Operations:

PREMIER BIOMEDICAL, INC.
STATEMENT OF OPERATIONS

	As Originally
	Reported		As Restated
	June 30,		June 30,
	2016	Adjustments	2016

Revenue	$-	$-	$-

Operating expenses:
Research and development	59,686	-	59,686
General and administrative	91,466	-	91,466
Professional fees	225,959	-	225,959
Total operating expenses	377,111	-	377,111

Net operating loss	(377,111)	-	(377,111)

Other expense:
Interest expense	(419,477)	10,666	(408,811)
Other expense	(340,647)	-	(340,647)
Change in derivative liabilities	-	(87,862)	(87,862)
Total other expenses	(760,124)	(77,196)	(837,320)

Net loss	$(1,137,235)	$(77,196)	$(1,214,431)

The following adjustments were made to the Three Months Ended June 30, 2016 Restated Statement of Operations:

PREMIER BIOMEDICAL, INC.
STATEMENT OF OPERATIONS

	As Originally
	Reported		As Restated
	June 30,		June 30,
	2016	Adjustments	2016

Revenue	$-	$-	$-

Operating expenses:
Research and development	49,545	-	49,545
General and administrative	41,981	-	41,981
Professional fees	87,511	-	87,511
Total operating expenses	179,037	-	179,037

Net operating loss	(179,037)	-	(179,037)

Other expense:
Interest expense	(202,402)	(33,122)	(235,524)
Other expense	(340,647)	-	(340,647)
Change in derivative liabilities	-	(189,191)	(189,191)
Total other expenses	(543,049)	(222,313)	(765,362)

Net loss	$(722,086)	$(222,313)	$(944,399)

The following adjustments were made to the June 30, 2016 Restated Statement of Cash Flows:

PREMIER BIOMEDICAL, INC.
STATEMENT OF CASH FLOWS

	As Originally
	Reported		As Restated
	June 30,		June 30,
	2016	Adjustments	2016
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$(1,137,235)	$(77,196)	$(1,214,431)
Adjustments to reconcile net loss
to net cash used in operating activities:
Depreciation	1,026	-	1,026
Change in fair market value of derivative liabilities	-	87,862	87,862
Amortization of debt discounts	383,229	(10,666)	372,563
Stock based compensation, related parties	13,014	-	13,014
Stock based compensation	75,866	-	75,866
Decrease (increase) in assets:
Prepaid expenses	(2,379)	-	(2,379)
Increase (decrease) in liabilities:
Accounts payable	(44,562)	-	(44,562)
Accounts payable, related parties	10,395	-	10,395
Accrued interest	35,048	-	35,048
Accrued interest, related parties	1,200	-	1,200
Judgment payable	340,647	-	340,647
Net cash used in operating activities	(323,751)	-	(323,751)

CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(3,536)	-	(3,536)
Net cash used in investing activities	(3,536)	-	(3,536)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of warrants, related party	2,000	-	2,000
Proceeds from convertible notes payable	417,500	-	417,500
Repayments from convertible notes payable	(89,039)	-	(89,039)
Net cash provided by financing activities	330,461	-	330,461

NET CHANGE IN CASH	3,174	-	3,174
CASH AT BEGINNING OF PERIOD	35,414	-	35,414

CASH AT END OF PERIOD	$38,588	$-	$38,588

SUPPLEMENTAL INFORMATION:
Interest paid	$13,539	$-	$13,539
Income taxes paid	$-	$-	$-

NON-CASH INVESTING AND FINANCING ACTIVITIES:
Discount on beneficial conversion feature on convertible note	$364,220	$(364,220)	$-
Value of debt discounts	$-	$110,583	$110,583
Value of shares issued for conversion of debt	$200,338	$-	$200,338
Cashless exercise of common stock warrants	$22	$-	$22
Common stock issued for settlement of accounts payable	$13,765	$-	$13,765

The Company is restating its December 31, 2015 financial statements and the interim financial statements for the three months ended March 31, 2016, the six months ended June 30, 2016 and nine months ended September 30, 2016 in order to account for embedded derivatives within the Redwood Notes, rather than beneficial conversion feature discounts. The financial statements will be restated prospectively during 2017.

The Company determined that it had not properly recognized embedded derivative liabilities within the Redwood Notes that originated on various dates between December 28, 2015 and May 27, 2016. The Company has recognized a derivative liability in lieu of the previously recognized beneficial conversion feature and the related change in derivative liabilities and amortization of the debt discount expenses have been adjusted to correct this error.

The following adjustments were made to the December 31, 2015 Restated Balance Sheet:

PREMIER BIOMEDICAL, INC.
BALANCE SHEET

	As Originally
	Reported		As Restated
	December 31,		December 31,
	2015	Adjustments	2015
ASSETS

Current assets:
Cash	$35,414	$-	$35,414
Prepaid expenses	9,166	-	9,166
Total current assets	44,580	-	44,580

Property and equipment, net	3,647	-	3,647

Total assets	$48,227	$-	$48,227

LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)

Current liabilities:
Accounts payable	$188,265	$-	$188,265
Accounts payable, related parties	54,668	-	54,668
Accrued interest	7,792	-	7,792
Accrued interest, related parties	1,170	-	1,170
Convertible notes payable, net of discounts of $245,345	42,655	(840)	41,815
Notes payable, related parties	30,000	-	30,000
Derivative liabilities	-	150,076	150,076
Total current liabilities	324,550	149,236	473,786

Total liabilities	324,550	149,236	473,786

Commitments and contingencies	-	-	-

Stockholders' equity (deficit):
Preferred stock, $0.001 par value, 10,000,000 shares authorized, no shares issued and outstanding
Common stock, $0.00001 par value, 1,000,000,000 shares authorized, 82,331,062 and 21,757,175 shares issued and outstanding at December 31, 2015 and 2014, respectively
Additional paid in capital	10,500,651	(130,000)	10,370,651
Accumulated deficit	(10,777,797)	(19,236)	(10,797,033)
Total stockholders' equity (deficit)	(276,323)	(149,236)	(425,559)

Total liabilities and stockholders' equity (deficit)	$48,227	$-	$48,227

The following adjustments were made to the December 31, 2015 Restated Statement of Operations:

PREMIER BIOMEDICAL, INC.
STATEMENT OF OPERATIONS

	As Originally
	Reported		As Restated
	December 31,		December 31,
	2015	Adjustments	2015

Revenue	$-	$-	$-

Operating expenses:
Research and development	234,095	-	234,095
General and administrative	133,289	-	133,289
Professional fees	2,015,898	-	2,015,898
Total operating expenses	2,383,282	-	2,383,282

Net operating loss	(2,383,282)	-	(2,383,282)

Other expense:
Interest expense	(198,889)	840	(198,049)
Change in derivative liabilities	-	(20,076)	(20,076)
Total other expenses	(198,889)	(19,236)	(218,125)

Net loss	$(2,582,171)	$(19,236)	$(2,601,407)

The December 31, 2015 Statement of Stockholders’ Equity (Deficit) was restated to increase the Accumulated Deficit from $10,777,797 to $10,797,033 for the additional net loss for the year of $19,236. The net loss as originally stated was $2,582,171, and as restated amounted to a net loss of $2,601,407. Additional Paid-In Capital was also restated to remove a $130,000 beneficial conversion feature from Additional Paid-In Capital that was corrected to be accounted for as an embedded derivative. The impact of the correction is summarized below:

PREMIER BIOMEDICAL, INC.
SUMMARY OF CORRECTIONS TO STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT)

	As Originally
	Reported		As Restated
	December 31,		December 31,
	2015	Adjustments	2015

Beneficial conversion feature of convertible note	$297,011	$(130,000)	$167,011
Additional Paid-In Capital	$10,500,651	$(130,000)	$10,370,651

Net loss for the year ended December 31, 2015	$(2,582,171)	$(19,236)	$(2,601,407)
Accumulated Deficit	$(10,777,797)	$(19,236)	$(10,797,033)

The following adjustments were made to the December 31, 2015 Restated Statement of Cash Flows:

PREMIER BIOMEDICAL, INC.
STATEMENT OF CASH FLOWS

	As Originally
	Reported		As Restated
	December 31,		December 31,
	2015	Adjustments	2015
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)	$(2,582,171)	$(19,236)	$(2,601,407)
Adjustments to reconcile net loss
to net cash used in operating activities:
Depreciation	1,462	-	1,462
Change in fair market value of derivative liabilities	-	20,076	20,076
Amortization of debt discounts	176,547	(840)	175,707
Stock based compensation, related parties	1,529,182	-	1,529,182
Stock based compensation	319,986	-	319,986
Decrease (increase) in assets:
Prepaid expenses	284	-	284
Increase (decrease) in liabilities:
Accounts payable	40,774	-	40,774
Accounts payable, related parties	29,369	-	29,369
Accrued interest	21,172	-	21,172
Accrued interest, related parties	1,170	-	1,170
Net cash used in operating activities	(462,225)	-	(462,225)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of warrants, related party	40	-	40
Proceeds from convertible notes payable	365,000	-	365,000
Proceeds from notes payable, related parties	30,000	-	30,000
Net cash provided by financing activities	395,040	-	395,040

NET CHANGE IN CASH	(67,185)	-	(67,185)
CASH AT BEGINNING OF PERIOD	102,599	-	102,599

CASH AT END OF PERIOD	$35,414	$-	$35,414

SUPPLEMENTAL INFORMATION:
Interest paid	$-	$-	$-
Income taxes paid	$-	$-	$-

NON-CASH INVESTING AND FINANCING ACTIVITIES:
Discount on beneficial conversion feature on convertible note	$297,011	$(130,000)	$167,011
Value of debt discounts	$-	$130,000	$130,000
Value of shares issued for conversion of debt	$227,388	$-	$227,388